Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments pledged as collateral	$ 2,000.0	$ 1,100.0
Financial instruments owned	1,300.0
Securities Owned
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments pledged as collateral	$ 992.9	$ 508.5